Standards Issued but Not Yet Effective	6 Months Ended
Jun. 30, 2025
Standards Issued but Not Yet Effective [Abstract]
Standards Issued but Not Yet Effective
25.	Standards Issued but Not Yet Effective
A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2025 and earlier application is permitted; however, the Group has not early adopted any of the forthcoming new or amended standards in preparing these condensed consolidated interim financial statements.
This table lists new currently effective standards that are required to be adopted in annual periods beginning on January 1, 2025 and forthcoming requirements that are required to be applied for annual periods beginning after January 1, 2026 and that are available for early adoption in annual periods beginning on January 1, 2025.
New currently effective requirements

Effective date	New standards or amendments
January 1, 2025	◾ Lack of Exchangeability – Amendments to IAS 21
Forthcoming requirements

Effective date	New standards or amendments
January 1, 2026
◾
   Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7
◾
   Contracts Referencing Nature-dependent Electricity—Amendments to IFRS 9 and IFRS 7
◾
   Annual Improvements to IFRS Accounting Standards – Volume 11

Effective date	New standards or amendments
January 1, 2027	◾ IFRS 18 - Presentation and Disclosure in Financial Statements ◾ IFRS 19 - Subsidiaries without Public Accountability: Disclosures
Available for optional adoption/ effective date deferred indefinitely	◾ Sale or Contribution of Assets between an Investor and its Associate or Joint Venture – Amendments to IFRS 10 and IAS 28.
The Group is currently assessing the impacts of the future adoption of these forthcoming standards.